UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund:   BlackRock California Municipal Income Trust (BFZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 94.0%
Corporate — 0.1%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$680	$802,216

County/City/Special District/School District — 34.2%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,899,796
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	7,950	9,763,077
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,462,210
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	600,670
6.50%, 5/01/36	1,210	1,455,170
6.50%, 5/01/42	2,225	2,672,225
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,343,240
County of Los Angeles California Public Works Financing Authority, Refunding RB, Multiple Capital Projects II, 5.00%, 8/01/42 (a)	4,640	5,137,733
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,840,300
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	2,235	2,747,173
6.13%, 7/15/40	2,000	2,460,540
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,913,910
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	5,735	6,641,876
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	5,692,793
Modesto Irrigation District, COP, Capital Improvements, Series A:
5.75%, 10/01/29	3,000	3,449,880
5.75%, 10/01/34	180	203,643
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC), 5.05%, 8/01/38 (b)	12,870	3,558,941
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	7,017,960

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	$2,000	$2,359,160
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,263,500
Pittsburg Unified School District, GO, Election of 2006, Series B (AGC), 5.50%, 8/01/34	2,000	2,282,580
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	3,000	3,455,340
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,500	1,812,615
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	6,500	7,337,980
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/37	6,000	6,019,320
San Leandro Unified School District California, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,653,824
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	6,455	7,370,706
5.13%, 8/01/33	10,000	11,064,100
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	21,000	23,394,420
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,599,537
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,790,240
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	4,106,406
West Contra Costa Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/32	4,760	5,590,620
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	7,750	9,420,667
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (b):
4.97%, 8/01/34	11,150	3,833,147

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (b) (concluded):
5.02%, 8/01/35	$9,800	$3,171,084

		179,386,383

Education — 5.2%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,707,319
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,918,500
University of California, RB, Series O, 5.38%, 5/15/34	460	544,493
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	13,840	16,133,703

		27,304,015

Health — 18.1%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,055	3,309,634
6.25%, 8/01/39	3,775	4,473,828
Series A, 6.00%, 8/01/30	2,275	2,790,811
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,655	7,675,677
Catholic Healthcare West, Series J, 5.63%, 7/01/32	7,000	7,659,330
Children’s Hospital, Series A, 5.25%, 11/01/41	2,685	2,988,083
Sutter Health, Series A, 5.25%, 11/15/46	9,320	10,178,745
Sutter Health, Series B, 6.00%, 8/15/42	6,015	7,227,383
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,000	1,192,330
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,400	5,215,364
Catholic Healthcare West, Series A, 6.00%, 7/01/39	3,050	3,607,082
Providence Health, 6.50%, 10/01/18 (c)	25	32,851
Providence Health, 6.50%, 10/01/38	4,090	4,867,959

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Series A:
Health Facility Memorial Health Services, 5.50%, 4/01/13 (c)	$7,000	$7,154,420
Kaiser Permanente, 5.50%, 11/01/32	11,090	11,090,000
Kaiser Permanente, 5.00%, 4/01/42	6,000	6,645,480
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,960	3,319,610
Series E, 5.50%, 7/01/31	4,965	5,522,123

		94,950,710

State — 8.1%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,831,770
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	5,025	6,081,556
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,080	6,298,997
6.50%, 4/01/33	5,985	7,525,300
6.00%, 4/01/38	9,860	11,848,663

		42,586,286

Transportation — 10.0%
City of Los Angeles Department of Airports, Refunding RB:
Los Angeles International Airport, Sub-Series C, 5.25%, 5/15/38	1,455	1,605,287
Series A, 5.00%, 5/15/34	6,000	6,730,320
City of San Jose California, Refunding ARB, California Airport, Series A-1, AMT:
5.75%, 3/01/34	2,275	2,631,424
6.25%, 3/01/34	2,650	3,185,406
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	9,017,920
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,465,660
Senior Series B, 5.75%, 7/01/39	1,850	2,109,093
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,454,008
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	6,750	7,981,537

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	$2,880	$3,531,802
5.50%, 3/01/41	5,000	5,911,350

		52,623,807

Utilities — 18.3%
Anaheim Public Financing Authority, RB, Anaheim Electric System Distribution Facilities:
5.25%, 10/01/39	1,500	1,701,240
Series A, 5.38%, 10/01/36	7,690	9,064,434
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	5,500	6,019,200
Calleguas-Las Virgines Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	4,000	4,355,320
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series D, 5.88%, 1/01/34	2,500	2,949,325
Series E, 5.88%, 1/01/34	6,500	7,668,245
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.00%, 6/01/39	2,000	2,237,300
Sub-Series A, 5.00%, 6/01/32	4,000	4,606,240
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,892,312
City of San Francisco Public Utilities Commission, Refunding RB, Series A (NPFGC), 5.00%, 11/01/12 (c)	4,000	4,000,000
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,957,021
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, 5.25%, 7/01/38	9,000	10,496,430
Series A, 5.38%, 7/01/34	3,050	3,580,487
Series B, 5.00%, 7/01/43	5,000	5,788,050
Los Angeles Department of Water & Power, Refunding RB, Power System:
Series A, 5.25%, 7/01/39	4,000	4,717,240
Sub-Series A-2, 5.00%, 7/01/30	2,200	2,260,852
San Diego County Water Authority, COP, Refunding, Series A (NPFGC), 5.00%, 5/01/32	1,850	1,869,795
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/34	9,520	10,947,619

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB (concluded):
Series A, 5.25%, 8/01/38	$3,390	$3,820,462

		95,931,572

Total Municipal Bonds in California		493,584,989

Multi-State — 1.6%
Housing — 1.6%
Centerline Equity Issuer Trust (d)(e):
7.20%, 11/15/14	3,500	3,855,705
5.75%, 5/15/15	500	546,585
6.00%, 5/15/15	1,500	1,647,915
6.00%, 5/15/19	1,000	1,187,430
6.30%, 5/15/19	1,000	1,203,210

Total Municipal Bonds in Multi-State		8,440,845

Total Municipal Bonds – 95.6%		502,025,834

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 67.0%
County/City/Special District/School District — 25.6%
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,639,317
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	9,099,040
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,728,350
Election of 2008, Series C, 5.25%, 8/01/39 (g)	12,900	15,581,394
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	20,131	25,423,356
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,662,950
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/31	10,770	11,637,416
Ohlone Community College District, GO, Series B (AGM), 5.00%, 8/01/30	12,499	14,079,288
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,218,160

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	$10,484	$12,669,639
Election of 2006 (AGM), 5.00%, 8/01/32	9,000	10,262,700
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	16,529,457

		134,531,067

Education — 11.1%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (g)	10,395	12,173,065
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	14,511,957
Mount Diablo California Unified School District, GO, Election of 2002, 5.00%, 6/01/31	4,000	4,265,000
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,768,125
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,888,366
Series O, 5.75%, 5/15/34	12,300	14,771,972

		58,378,485

Transportation — 1.1%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,651,285

Utilities — 29.2%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	7,000	8,177,260
City of Napa California Water System, RB (AMBAC), 5.00%, 5/01/35	3,000	3,252,120
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,274,650
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	19,895,377
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	18,083,864

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB (concluded):
Water System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	$2,000	$2,257,580
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	12,822,901
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	16,417,842
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	12,014,586
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	14,290	15,866,901
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	14,222,106
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Project, Sub-Series A, 5.00%, 11/01/37	12,698	14,634,267
San Francisco City & County Public Utilities Commission, Refunding RB, Senior Series A, 5.00%, 11/01/35	10,625	12,560,403

		153,479,857

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 67.0%		352,040,694

Total Long-Term Investments (Cost – $759,715,665) – 162.6%		854,066,528

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.00% (h)(i)	1,490,934	1,490,934

Total Short-Term Securities (Cost – $1,490,934) – 0.3%		1,490,934

Total Investments (Cost – $761,206,599*) – 162.9%		855,557,462
Other Assets Less Liabilities – 0.6%		3,119,727
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.9)%		(162,330,563)
VMTP Shares, at Liquidation Value – (32.6)%		(171,300,000)

Net Assets Applicable to Common Shares – 100.0%		$525,046,626

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost				$599,813,734

	Gross unrealized appreciation				$94,350,863
	Gross unrealized depreciation				(840,647)

	Net unrealized appreciation				$93,510,216

(a)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty			Value	Unrealized Appreciation

	Citigroup Inc.			$5,137,733	$12,064

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity date.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement which may require the Trust to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $13,380,000.
(h)

Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

	BIF California Municipal Money Fund	7,953,278	(6,462,344)	1,490,934	$—

(i)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$854,066,528	—	$854,066,528
Short-Term Securities	$1,490,934	—	—	1,490,934

Total	$1,490,934	$854,066,528	—	$855,557,462

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	—	$(398,032)	—	$(398,032)
TOB trust certificates	—	(162,233,512)	—	(162,233,512)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	—	$(333,931,544)	—	$(333,931,544)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal Income Trust

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal Income Trust

Date: December 21, 2012